Derivative Financial Instruments - Terminated Cash Flow and Fair Value Hedges (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Max time period which Truist is hedging a portion of the var. in future cash flows for forecasted transactions excluding those transactions relating to the payment of var. int. on existing instruments		5 years	6 years
Debt Securities, Held-to-maturity, Derivative, Cumulative Gain (Loss)		$ 413	$ 457
Cash flow hedges
Derivative [Line Items]
Net unrecognized after-tax gain (loss) on active hedges recorded in AOCI		(106)	(118)
Net unrecognized after-tax gain (loss) on terminated hedges recorded in AOCI (to be recognized in earnings through 2029)		(194)	40
Estimated portion of net after-tax gain (loss) on active and terminated hedges to be reclassified from AOCI into earnings during the next 12 months		(203)	(31)
Fair Value Hedges
Derivative [Line Items]
Unrecognized pre-tax net gain (loss) on terminated hedges(1)	[1]	(64)	669
Portion of pre-tax net gain (loss) on terminated hedges to be recognized as a change in interest during the next 12 months		$ (60)	$ 163

[1]	Includes deferred gains that are recorded in AOCI as a result of the reclassification to HTM of previously hedged securities of $413 million at December 31, 2023 and $457 million at December 31, 2022.